TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
TAXATION
Total	Rp 1,865		Rp 3,761
Current portion	(1,512)	$ (97)	(2,537)
Non-current portion (Note 15)	353		1,224
The company
TAXATION
VAT	155		1,004
Article 21 - Individual income tax	3
Article 22 - Withholding tax on goods delivery and import	1
Article 23 - Withholding tax on services delivery	97		81
Subsidiaries
TAXATION
VAT	1,561		2,635
Article 23 - Withholding tax on services delivery	24		36
Article 4 (2) - Final tax	Rp 24		Rp 5